Retirement Benefits (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2009 Pension Benefits [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2009 Postretirement Benefits [Member]
Components of total benefit cost:
Service cost				$ 26	$ 29	$ 31	$ 3	$ 4	$ 4
Interest cost				300	319	319	75	80	80
Expected return on plan assets				(373)	(343)	(264)	(18)	(18)	(16)
Amortization of prior service cost (credit)				4	4	4	(29)	(24)	(24)
Pension expense as a result of MTM adjustments	145	145	110	110	3	14	35	107	35
Curtailment				0			0	1
Special termination benefits				0		8	0
Settlements				0		1	0
Total benefit cost				$ 67	$ 12	$ 113	$ 66	$ 150	$ 79